Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,140,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,981.23
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2030
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,499,075,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,122.26
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.375% Notes due 2032
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,426.48
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2035
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,495,240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482,692.64
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2045
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,995,580,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,589.60
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2055
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 3,973,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 548,754.16
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2075
Amount Registered | shares	2,750,000,000
Maximum Aggregate Offering Price	$ 2,729,677,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 376,968.46
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $17,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $17,440,875,000.